FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1998

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITIES NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                         DECEMBER 31, 1998

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -     $ 729,673,657
729,673,657 shares (cost $
729,673,657)

  High Income Portfolio -       276,299,106
23,963,496 shares (cost
$299,432,576)

  Equity-Income Portfolio -     1,586,781,220
62,422,550 shares (cost
$1,123,439,969)

  Growth Portfolio -            1,383,742,602
30,838,925 shares (cost
$893,138,771)

  Overseas Portfolio -          255,668,374
12,751,540 shares (cost
$232,499,901)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond         251,081,967
Portfolio - 19,373,609
shares (cost $242,709,050)

  Asset Manager Portfolio -     812,865,053
44,761,291 shares (cost
$680,721,317)

  Index 500 Portfolio -         1,066,865,828
7,553,032 shares (cost
$755,511,787)

  Asset Manager: Growth         328,633,446
Portfolio - 19,297,325
shares (cost $264,843,950)

  Contrafund Portfolio -        1,518,200,305
62,119,489 shares (cost
$953,095,125)



 Variable Insurance Products
Fund III (VIP III)

  Balanced Portfolio -          111,115,343
6,897,290 shares (cost
$100,607,941)

  Growth & Income Portfolio -   587,747,247
36,393,018 shares (cost
$460,560,686)

  Growth Opportunities          415,927,875
Portfolio - 18,178,666
shares (cost $322,295,381)



 Morgan Stanley Universal
Funds (MSUF)

  Emerging Markets Equity       4,454,538
Portfolio - 626,517 shares
(cost $5,780,763)

  Emerging Markets Debt         2,153,635
Portfolio - 353,055 shares
(cost $3,326,221)

  Global Equity Portfolio -     18,306,967
1,393,224 shares (cost
$18,326,499)

  International Magnum          11,725,836
Portfolio - 1,044,153 shares
(cost $12,885,641)



 PBHG Insurance Series Funds
(PBHG)

  Growth II Portfolio -         5,011,598
430,920 shares (cost
$4,873,803)

  Small Cap Value Portfolio -   41,078,481
3,538,198 shares (cost
$39,712,801)

  Large Cap Value Portfolio -   19,897,931
1,394,389 shares (cost
$17,532,842)

  Technology & Communications   25,809,987
Portfolio - 1,875,726 shares
(cost $21,742,573)

  Select 20 Portfolio -         288,587,415
17,704,749 shares (cost
$233,594,225)



 Strong Variable Insurance
Funds (SVIF)

  Discovery Fund II Portfolio   2,503,055
- 196,781 shares (cost
$2,473,591)

  Growth Fund II Portfolio -    11,650,461
727,245 shares (cost
$10,275,292)

  Opportunity Fund II           26,959,500
Portfolio - 1,241,229 shares
(cost $27,388,610)



 Warburg Pincus Trust (WPT)

  Small Company Growth          18,871,505
Portfolio - 1,178,732 shares
(cost $19,408,249)

  International Equity          4,007,860
Portfolio - 364,682 shares
(cost $4,506,929)

  Post-Venture Capital          6,739,331
Portfolio - 572,099 shares
(cost $7,042,701)



   Total Assets                $ 9,812,360,123



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts    $ 9,364,193,435

 Annuity Reserves               447,572,174

 Retained in Variable Account   594,514
by Fidelity Investments Life
Insurance Company



NET ASSETS                     $ 9,812,360,123


STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY



                                 SUBACCOUNTS INVESTING IN:

                                                                                  VIP -   HIGH INCOME
                                      VIP -   MONEY MARKET

                                 12/31/98                    12/31/97                                   12/31/97

                                 12/31/98                    12/31/97        12/31/98                   12/31/97

INCOME:

 Dividends                       $ 32,096,882                $ 26,699,688    $ 23,805,612               $ 18,527,541

EXPENSES:

 Mortality risk,  expense         4,861,321                   4,865,592       2,607,824                  2,709,414
risk   and adminis-  trative
charges

Net investment   income (loss)    27,235,561                  21,834,096      21,197,788                 15,818,127

Realized gain (loss)  on sale     0                           0               4,318,426                  6,949,695
of  fund shares

Realized gain   distributions     0                           0               15,126,483                 2,289,920

Unrealized   appreciation         0                           0               (57,719,667)               16,989,756
(depreciation)

Net increase   (decrease) in      27,235,561                  21,834,096      (17,076,970)               42,047,498
 net assets   from operations

Payments   received from          832,133,915                 629,101,224     17,985,450                 15,807,824
contract owners

Transfers   between sub-          (509,285,719)               (638,722,858)   (33,267,856)               19,435,560
accounts and the   fixed
account, net

Transfers   for contract          (81,249,209)                (67,465,064)    (11,355,372)               (11,995,400)
benefits and   terminations

Other transfers  (to) from        (99,738)                    (215,320)       (9,675)                    (71,599)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      241,499,249                 (77,302,018)    (26,647,453)               23,176,385
net assets   from contract
transactions

Retained in   (returned from)     (43,725)                    29,046          41,287                     (35,935)
 Variable   Annuity
Account I, net

Total increase  (decrease) in     268,691,085                 (55,438,876)    (43,683,136)               65,187,948
  net assets

Net assets at   beginning  of     460,982,572                 516,421,448     319,982,242                254,794,294
year

Net assets at end   of year      $ 729,673,657               $ 460,982,572   $ 276,299,106              $ 319,982,242





                                      VIP -   EQUITY-INCOME                         VIP -   GROWTH


                                 12/31/98                     12/31/97         12/31/98              12/31/97

                                 12/31/98                     12/31/97         12/31/98              12/31/97

INCOME:

 Dividends                       $ 23,290,879                 $ 23,220,927     $ 5,047,927           $ 6,191,892

EXPENSES:

 Mortality risk,  expense         13,461,086                   14,608,539       8,974,434             9,346,562
risk   and adminis-  trative
charges

Net investment   income (loss)    9,829,793                    8,612,388        (3,926,507)           (3,154,670)

Realized gain (loss)  on sale     104,830,108                  48,965,707       40,388,245            67,921,108
of  fund shares

Realized gain   distributions     82,888,133                   116,749,676      132,043,151           27,716,088

Unrealized   appreciation         (36,054,859)                 179,763,260      204,627,266           99,256,428
(depreciation)

Net increase   (decrease) in      161,493,175                  354,091,031      373,132,155           191,738,954
 net assets   from operations

Payments   received from          23,651,693                   37,916,433       21,087,538            27,687,604
contract owners

Transfers   between sub-          (197,773,458)                (42,350,907)     23,157,770            (133,879,505)
accounts and the   fixed
account, net

Transfers   for contract          (72,201,646)                 (56,020,921)     (39,644,250)          (32,443,849)
benefits and   terminations

Other transfers  (to) from        (257,492)                    (43,377)         (152,014)             (59,301)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      (246,580,903)                (60,498,772)     4,449,044             (138,695,051)
net assets   from contract
transactions

Retained in   (returned from)     88,226                       (375,922)        11,999                (258,418)
 Variable   Annuity
Account I, net

Total increase  (decrease) in     (84,999,502)                 293,216,337      377,593,198           52,785,485
  net assets

Net assets at   beginning  of     1,671,780,722                1,378,564,385    1,006,149,404         953,363,919
year

Net assets at end   of year      $ 1,586,781,220              $ 1,671,780,722  $ 1,383,742,602       $ 1,006,149,404





                                      VIP -   OVERSEAS

                                 12/31/98                12/31/97

INCOME:

 Dividends                       $ 4,778,919             $ 4,241,849

EXPENSES:

 Mortality risk,  expense         2,143,575               2,648,546
risk   and adminis-  trative
charges

Net investment   income (loss)    2,635,344               1,593,303

Realized gain (loss)  on sale     9,228,055               13,687,852
of  fund shares

Realized gain   distributions     14,085,236              16,838,855

Unrealized   appreciation         (1,421,498)             (6,167,246)
(depreciation)

Net increase   (decrease) in      24,527,137              25,952,764
 net assets   from operations

Payments   received from          5,643,658               10,161,356
contract owners

Transfers   between sub-          (16,458,574)            (23,441,635)
accounts and the   fixed
account, net

Transfers   for contract          (8,696,657)             (7,577,179)
benefits and   terminations

Other transfers  (to) from        (59,360)                (36,899)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      (19,570,933)            (20,894,357)
net assets   from contract
transactions

Retained in   (returned from)     2,875                   (60,265)
 Variable   Annuity
Account I, net

Total increase  (decrease) in     4,959,079               4,998,142
  net assets

Net assets at   beginning  of     250,709,295             245,711,153
year

Net assets at end   of year      $ 255,668,374           $ 250,709,295








FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY












         12/31/98                       12/31/97  12/31/98                     12/31/97


INCOME:  12/31/98                       12/31/97  12/31/98                     12/31/97






                             VIP II -    INVESTMENT          VIP II -   ASSET MANAGER      VIP II -   INDEX 500
                             GRADE BOND

                             12/31/98          12/31/97      12/31/98        12/31/97      12/31/98          12/31/97
INCOME:

 Dividends                   $ 5,744,010       $ 4,769,202    $ 24,381,840   $ 24,113,827   $ 9,035,234      $ 4,774,795

EXPENSES:

 Mortality risk, expense        1,328,654      836,719        6,333,958      7,130,105      7,250,032        5,648,542
risk and administrative
charges

Net investment income (loss)   4,415,356        3,932,483      18,047,882     16,983,722     1,785,202        (873,747)

Realized gain (loss) on sale   2,547,932       858,556        16,078,991     13,884,351     42,436,975       24,508,427
of fund shares

Realized gain distributions    681,493          0              73,145,521     60,488,921     20,927,197       9,688,661

Unrealized  appreciation       4,439,938       1,995,042      (3,584,516)    38,783,110     146,192,653      114,558,991
(depreciation)

Net increase (decrease) in     12,084,719     6,786,081      103,687,878    130,140,104    211,342,027      147,882,332
 net assets from operations

Payments   received from       11,030,713      4,109,827      10,822,258     12,080,157     40,862,335       46,826,607
contract owners

Transfers   between sub-       127,766,369    22,693,615     (26,439,385)   (32,631,061)   109,091,456      204,978,269
accounts and the   fixed
account, net

Transfers   for contract       (8,719,110)    (7,797,627)    (50,593,986)   (35,791,511)   (35,534,283)     (15,577,435)
benefits and   terminations

Other transfers  (to) from     (85,669)     (72,701)       (177,374)      (155,845)      (36,685)         (150,934)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in   129,992,303   18,933,114     (66,388,487)   (56,498,260)   114,382,823      236,076,507
net assets   from contract
transactions

Retained in   (returned from)   606           46,432         15,446         (92,781)       65,307           (107,699)
 Variable   Annuity
Account I, net

Total increase (decrease) in    142,077,628     25,765,627     37,314,837     73,549,063     325,790,157      383,851,140
  net assets

Net assets at   beginning  of   109,004,339     83,238,712     775,550,216    702,001,153    741,075,671      357,224,531
year

Net assets at end of year    $ 251,081,967    $ 109,004,339  $ 812,865,053  $ 775,550,216  $ 1,066,865,828  $ 741,075,671



                                 VIP II -   ASSET MANAGER:     VIP II -   CONTRAFUND
                                 GROWTH

                                 12/31/98       12/31/97       12/31/98         12/31/97
INCOME:
 Dividends                       $ 6,481,674    $ 0            $ 8,346,877      $ 8,157,175

EXPENSES:

 Mortality risk,  expense         2,558,057      2,618,594      10,481,022       10,453,261
risk   and adminis-  trative
charges

Net investment   income (loss)    3,923,617      (2,618,594)    (2,134,145)      (2,296,086)

Realized gain (loss)  on sale     15,999,371     5,935,984      53,814,041       35,690,439
of  fund shares

Realized gain   distributions     30,311,357     327,986        61,409,174       21,558,250

Unrealized   appreciation         (1,663,981)    52,266,796     223,438,815      161,313,279
(depreciation)

Net increase   (decrease) in      48,570,364     55,912,172     336,527,885      216,265,882
 net assets   from operations

Payments   received from          10,963,017     19,500,391     36,703,411       54,807,976
contract owners

Transfers   between sub-          (44,535,298)   70,469,134     (35,339,016)     66,369,243
accounts and the   fixed
account, net

Transfers   for contract          (10,573,682)   (6,744,007)    (37,401,390)     (25,715,125)
benefits and   terminations

Other transfers  (to) from        (33,757)       (80,124)       (217,630)        (281,176)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      (44,179,720)   83,145,394     (36,254,625)     95,180,918
net assets   from contract
transactions

Retained in   (returned from)     (4,565)        (31,806)       35,076           (190,999)
 Variable   Annuity
Account I, net

Total increase  (decrease) in     4,386,079      139,025,760    300,308,336      311,255,801
  net assets

Net assets at   beginning  of     324,247,367    185,221,607    1,217,891,969    906,636,168
year

Net assets at end   of year      $ 328,633,446  $ 324,247,367  $ 1,518,200,305  $ 1,217,891,969


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                                                            VIP III -   GROWTH &
                                   VIP III -   BALANCED                   INCOME

                                 12/31/98                   12/31/97*     12/31/98                  12/31/97*

INCOME:

 Dividends                       $ 1,599,419                $ 24,769      $ 0                       $ 1,535,282

EXPENSES:

 Mortality risk,   expense        649,414                    307,802       3,268,604                 1,300,226
risk   and adminis-  trative
charges

Net investment   income (loss)    950,005                    (283,033)     (3,268,604)               235,056

Realized gain (loss)   on         3,178,661                  1,117,028     5,527,477                 255,257
sale of   fund shares

Realized gain  distributions      2,443,558                  0             1,561,847                 4,989,668

Unrealized   appreciation         6,090,310                  4,417,092     99,729,988                27,456,573
(depreciation)

Net increase   (decrease) in      12,662,534                 5,251,087     103,550,708               32,936,554
 net assets   from operations

Payments   received from          6,696,440                  6,706,277     33,928,974                29,329,428
contract owners

Transfers   between sub-          33,335,133                 50,665,808    206,598,227               193,894,819
accounts and the   fixed
account, net

Transfers   for contract          (3,139,722)                (1,021,595)   (10,371,919)              (2,031,557)
benefits and   terminations

Other transfers  (to) from        (28,013)                   (11,728)      (75,465)                  (80,558)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      36,863,838                 56,338,762    230,079,817               221,112,132
net assets   from contract
transactions

Retained in   (returned from)     (1,989)                    1,111         55,231                    12,805
 Variable   Annuity
Account I, net

Total increase  (decrease) in     49,524,383                 61,590,960    333,685,756               254,061,491
  net assets

Net assets at   beginning  of     61,590,960                 0             254,061,491               0
year

Net assets at end   of year      $ 111,115,343              $ 61,590,960  $ 587,747,247             $ 254,061,491





                                   VIP III -   GROWTH                     MSUF -   EMERGING MARKETS
                                 OPPORTUNITIES                          EQUITY

                                 12/31/98                12/31/97*      12/31/98                       12/31/97**

                                 12/31/98                12/31/97*      12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 3,366,752             $ 204,581      $ 24,349                       $ 9,254

EXPENSES:

 Mortality risk,   expense        2,844,670               1,508,291      30,867                         777
risk   and adminis-  trative
charges

Net investment   income (loss)    522,082                 (1,303,710)    (6,518)                        8,477

Realized gain (loss)   on         7,155,764               671,295        198,635                        1,555
sale of   fund shares

Realized gain  distributions      11,703,472              286,414        0                              40,944

Unrealized   appreciation         56,119,613              37,512,881     (1,271,839)                    (54,386)
(depreciation)

Net increase   (decrease) in      75,500,931              37,166,880     (1,079,722)                    (3,410)
 net assets   from operations

Payments   received from          21,503,396              42,870,806     655,182                        56,721
contract owners

Transfers   between sub-          47,566,760              202,642,472    3,139,054                      1,725,664
accounts and the   fixed
account, net

Transfers   for contract          (7,734,200)             (3,368,361)    (41,665)                       (91)
benefits and   terminations

Other transfers  (to) from        (25,262)                (262,599)      2,855                          (62)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      61,310,694              241,882,318    3,755,426                      1,782,232
net assets   from contract
transactions

Retained in   (returned from)     54,411                  12,641         12                             0
 Variable   Annuity
Account I, net

Total increase  (decrease) in     136,866,036             279,061,839    2,675,716                      1,778,822
  net assets

Net assets at   beginning  of     279,061,839             0              1,778,822                      0
year

Net assets at end   of year      $ 415,927,875           $ 279,061,839  $ 4,454,538                    $ 1,778,822





                                   MSUF -   EMERGING MARKETS
                                 DEBT

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 245,208                      $ 57,525

EXPENSES:

 Mortality risk,   expense        20,272                         1,196
risk   and adminis-  trative
charges

Net investment   income (loss)    224,936                        56,329

Realized gain (loss)   on         31,585                         1,555
sale of   fund shares

Realized gain  distributions      0                              24,962

Unrealized   appreciation         (1,105,348)                    (67,238)
(depreciation)

Net increase   (decrease) in      (848,827)                      15,608
 net assets   from operations

Payments   received from          384,094                        28,145
contract owners

Transfers   between sub-          (233,992)                      2,812,620
accounts and the   fixed
account, net

Transfers   for contract          (2,839)                        0
benefits and   terminations

Other transfers  (to) from        (226)                          (946)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      147,037                        2,839,819
net assets   from contract
transactions

Retained in   (returned from)     (11)                           9
 Variable   Annuity
Account I, net

Total increase  (decrease) in     (701,801)                      2,855,436
  net assets

Net assets at   beginning  of     2,855,436                      0
year

Net assets at end   of year      $ 2,153,635                    $ 2,855,436


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.



     MSUF -   GLOBAL EQUITY                  MSUF -   INTERNATIONAL                      PBHG -   GROWTH II
                                           MAGNUM

12/31/98                      12/31/97**   12/31/98                    12/31/97**   12/31/98                  12/31/97**



$ 119,133                     $ 12,390     $ 38,795                    $ 36,464     $ 0                       $ 0



    94,880                     1,073        68,976                      737          32,254                    847

  24,253                       11,317       (30,181)                    35,727       (32,254)                  (847)

   275,615                     0            445,069                     1,566        225,669                   726

  107,863                      26,464       43,290                      2,429        0                         0

   (13,408)                    (6,124)      (1,107,058)                 (52,747)     68,354                    69,441

    394,323                    31,657       (648,880)                   (13,025)     261,769                   69,320

   2,529,920                   347,239      1,887,488                   130,652      848,495                   110,103

    13,311,023                 1,832,160    9,278,436                   1,267,297    1,774,406                 2,022,554

    (145,036)                  0            (174,277)                   0            (74,612)                  (117)

      6,125                    (576)        (2,117)                     268          (335)                     21

     15,702,032                2,178,823    10,989,530                  1,398,217    2,547,954                 2,132,561

     121                       11           (20)                        14           (2)                       (4)

   16,096,476                  2,210,491    10,340,630                  1,385,206    2,809,721                 2,201,877

   2,210,491                   0            1,385,206                   0            2,201,877                 0

 $ 18,306,967                 $ 2,210,491  $ 11,725,836                $ 1,385,206  $ 5,011,598               $ 2,201,877





     MSUF -   GLOBAL EQUITY     PBHG -   SMALL CAP   VALUE                  PBHG -   LARGE CAP   VALUE


12/31/98                      12/31/98                       12/31/97**   12/31/98                       12/31/97**



$ 119,133                     $ 6,754                        $ 0          $ 49,627                       $ 0



    94,880                     223,929                        3,809        53,767                         427

  24,253                       (217,175)                      (3,809)      (4,140)                        (427)

   275,615                     1,376,831                      1,588        495,109                        1,407

  107,863                      40,814                         0            104,635                        0

   (13,408)                    1,169,066                      196,614      2,352,195                      12,894

    394,323                    2,369,536                      194,393      2,947,799                      13,874

   2,529,920                   5,952,540                      604,447      1,555,866                      56,451

    13,311,023                 25,299,733                     7,434,078    14,748,371                     689,520

    (145,036)                  (771,427)                      (924)        (75,122)                       (102)

      6,125                    (2,376)                        (1,552)      (38,706)                       (1)

     15,702,032                30,478,470                     8,036,049    16,190,409                     745,868

     121                       55                             (22)         (20)                           1

   16,096,476                  32,848,061                     8,230,420    19,138,188                     759,743

   2,210,491                   8,230,420                      0            759,743                        0

 $ 18,306,967                  41,078,481                    $ 8,230,420  $ 19,897,931                   $ 759,743


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                   PBHG -   TECHNOLOGY &                       PBHG -   SELECT 20
                                 COMMUNICATIONS

                                 12/31/98                   12/31/97**    12/31/98                  12/31/97**

INCOME:

 Dividends                       $ 2,529                    $ 0           $ 2,946                   $ 0

EXPENSES:

 Mortality risk,   expense        112,511                    3,175         846,066                   3,029
risk   and adminis-  trative
charges

Net investment   income (loss)     (109,982)                  (3,175)       (843,120)                (3,029)

Realized gain (loss)  on sale     501,364                    348           4,426,860                 49
of  fund shares

Realized gain  distributions      0                          0             0                         0

Unrealized   appreciation         4,097,815                  (30,401)      54,862,065                131,125
(depreciation)

Net increase   (decrease) in      4,489,197                  (33,228)      58,445,805                128,145
 net assets   from operations

Payments   received from          2,836,026                  1,166,675     21,842,392                241,149
contract owners

Transfers   between sub-          11,197,748                 6,356,784     204,410,297                5,661,006
accounts and the   fixed
account, net

Transfers   for contract          (214,261)                  (1,170)       (1,977,564)               (748)
benefits and   terminations

Other transfers  (to) from        (3,097)                    15,296        (160,112)                 (2,417)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in       13,816,416                 7,537,585     224,115,013              5,898,990
net assets   from contract
transactions

Retained in   (returned from)      23                         (6)           (1,003,458)              1,002,920
 Variable   Annuity
Account I, net

Total increase  (decrease) in     18,305,636                 7,504,351     281,557,360               7,030,055
  net assets

Net assets at   beginning  of     7,504,351                  0             7,030,055                  0
year

Net assets at end   of year       $ 25,809,987               $ 7,504,351   $ 288,587,415             $ 7,030,055





                                   SVIF -   DISCOVERY    FUND                SVIF -   GROWTH    FUND II
                                 II

                                 12/31/98                      12/31/97**  12/31/98                       12/31/97**

                                 12/31/98                      12/31/97**  12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 0                           $ 0         $ 27                           $ 16,323

EXPENSES:

 Mortality risk,   expense        14,947                        433         51,551                         686
risk   and adminis-  trative
charges

Net investment   income (loss)     (14,947)                     (433)        (51,524)                      15,637

Realized gain (loss)  on sale     29,945                        (2,563)     177,519                        438
of  fund shares

Realized gain  distributions      23,062                        0           0                              35,082

Unrealized   appreciation         47,865                        (18,401)    1,398,499                      (23,330)
(depreciation)

Net increase   (decrease) in      85,925                        (21,397)    1,524,494                      27,827
 net assets   from operations

Payments   received from          484,124                       115,879     1,671,169                      210,484
contract owners

Transfers   between sub-          1,166,837                      743,684    7,114,821                       1,229,535
accounts and the   fixed
account, net

Transfers   for contract          (73,254)                      (383)       (127,725)                      0
benefits and   terminations

Other transfers  (to) from        1,695                         (55)        (162)                          20
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in       1,579,402                    859,125      8,658,103                     1,440,039
net assets   from contract
transactions

Retained in   (returned from)      (72)                         72           314                           (316)
 Variable   Annuity
Account I, net

Total increase  (decrease) in     1,665,255                     837,800     10,182,911                     1,467,550
  net assets

Net assets at   beginning  of     837,800                        0          1,467,550                       0
year

Net assets at end   of year       $ 2,503,055                   $ 837,800   $ 11,650,461                   $ 1,467,550





                                   SVIF -   OPPORTUNITY   FUND
                                 II

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 57,387                       $ 2,789

EXPENSES:

 Mortality risk,   expense        143,590                        1,349
risk   and adminis-  trative
charges

Net investment   income (loss)     (86,203)                      1,440

Realized gain (loss)  on sale     178,312                        3,293
of  fund shares

Realized gain  distributions      1,317,403                      0

Unrealized   appreciation         (453,869)                      24,759
(depreciation)

Net increase   (decrease) in      955,643                        29,492
 net assets   from operations

Payments   received from          4,790,463                      316,468
contract owners

Transfers   between sub-          18,417,464                      2,666,657
accounts and the   fixed
account, net

Transfers   for contract          (215,435)                      (73)
benefits and   terminations

Other transfers  (to) from        (691)                          (524)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in       22,991,801                    2,982,528
net assets   from contract
transactions

Retained in   (returned from)      (331)                         367
 Variable   Annuity
Account I, net

Total increase  (decrease) in     23,947,113                     3,012,387
  net assets

Net assets at   beginning  of     3,012,387                       0
year

Net assets at end   of year       $ 26,959,500                   $ 3,012,387


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.




FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                                                            VIP III -   GROWTH &
                                   VIP III -   BALANCED                   INCOME

                                 12/31/98                   12/31/97*     12/31/98                  12/31/97*

INCOME:

 Dividends                       $ 1,599,419                $ 24,769      $ 0                       $ 1,535,282

EXPENSES:

 Mortality risk,   expense        649,414                    307,802       3,268,604                 1,300,226
risk   and adminis-  trative
charges

Net investment   income (loss)    950,005                    (283,033)     (3,268,604)               235,056

Realized gain (loss)   on         3,178,661                  1,117,028     5,527,477                 255,257
sale of   fund shares

Realized gain  distributions      2,443,558                  0             1,561,847                 4,989,668

Unrealized   appreciation         6,090,310                  4,417,092     99,729,988                27,456,573
(depreciation)

Net increase   (decrease) in      12,662,534                 5,251,087     103,550,708               32,936,554
 net assets   from operations

Payments   received from          6,696,440                  6,706,277     33,928,974                29,329,428
contract owners

Transfers   between sub-          33,335,133                 50,665,808    206,598,227               193,894,819
accounts and the   fixed
account, net

Transfers   for contract          (3,139,722)                (1,021,595)   (10,371,919)              (2,031,557)
benefits and   terminations

Other transfers  (to) from        (28,013)                   (11,728)      (75,465)                  (80,558)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      36,863,838                 56,338,762    230,079,817               221,112,132
net assets   from contract
transactions

Retained in   (returned from)     (1,989)                    1,111         55,231                    12,805
 Variable   Annuity
Account I, net

Total increase  (decrease) in     49,524,383                 61,590,960    333,685,756               254,061,491
  net assets

Net assets at   beginning  of     61,590,960                 0             254,061,491               0
year

Net assets at end   of year      $ 111,115,343              $ 61,590,960  $ 587,747,247             $ 254,061,491





                                   VIP III -   GROWTH                     MSUF -   EMERGING MARKETS
                                 OPPORTUNITIES                          EQUITY

                                 12/31/98                12/31/97*      12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 3,366,752             $ 204,581      $ 24,349                       $ 9,254

EXPENSES:

 Mortality risk,   expense        2,844,670               1,508,291      30,867                         777
risk   and adminis-  trative
charges

Net investment   income (loss)    522,082                 (1,303,710)    (6,518)                        8,477

Realized gain (loss)   on         7,155,764               671,295        198,635                        1,555
sale of   fund shares

Realized gain  distributions      11,703,472              286,414        0                              40,944

Unrealized   appreciation         56,119,613              37,512,881     (1,271,839)                    (54,386)
(depreciation)

Net increase   (decrease) in      75,500,931              37,166,880     (1,079,722)                    (3,410)
 net assets   from operations

Payments   received from          21,503,396              42,870,806     655,182                        56,721
contract owners

Transfers   between sub-          47,566,760              202,642,472    3,139,054                      1,725,664
accounts and the   fixed
account, net

Transfers   for contract          (7,734,200)             (3,368,361)    (41,665)                       (91)
benefits and   terminations

Other transfers  (to) from        (25,262)                (262,599)      2,855                          (62)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      61,310,694              241,882,318    3,755,426                      1,782,232
net assets   from contract
transactions

Retained in   (returned from)     54,411                  12,641         12                             0
 Variable   Annuity
Account I, net

Total increase  (decrease) in     136,866,036             279,061,839    2,675,716                      1,778,822
  net assets

Net assets at   beginning  of     279,061,839             0              1,778,822                      0
year

Net assets at end   of year      $ 415,927,875           $ 279,061,839  $ 4,454,538                    $ 1,778,822





                                   MSUF -   EMERGING MARKETS
                                 DEBT

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 245,208                      $ 57,525

EXPENSES:

 Mortality risk,   expense        20,272                         1,196
risk   and adminis-  trative
charges

Net investment   income (loss)    224,936                        56,329

Realized gain (loss)   on         31,585                         1,555
sale of   fund shares

Realized gain  distributions      0                              24,962

Unrealized   appreciation         (1,105,348)                    (67,238)
(depreciation)

Net increase   (decrease) in      (848,827)                      15,608
 net assets   from operations

Payments   received from          384,094                        28,145
contract owners

Transfers   between sub-          (233,992)                      2,812,620
accounts and the   fixed
account, net

Transfers   for contract          (2,839)                        0
benefits and   terminations

Other transfers  (to) from        (226)                          (946)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in      147,037                        2,839,819
net assets   from contract
transactions

Retained in   (returned from)     (11)                           9
 Variable   Annuity
Account I, net

Total increase  (decrease) in     (701,801)                      2,855,436
  net assets

Net assets at   beginning  of     2,855,436                      0
year

Net assets at end   of year      $ 2,153,635                    $ 2,855,436


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.



     MSUF -   GLOBAL EQUITY                  MSUF -   INTERNATIONAL                      PBHG -   GROWTH II
                                           MAGNUM

12/31/98                      12/31/97**   12/31/98                    12/31/97**   12/31/98                  12/31/97**



$ 119,133                     $ 12,390     $ 38,795                    $ 36,464     $ 0                       $ 0



    94,880                     1,073        68,976                      737          32,254                    847

  24,253                       11,317       (30,181)                    35,727       (32,254)                  (847)

   275,615                     0            445,069                     1,566        225,669                   726

  107,863                      26,464       43,290                      2,429        0                         0

   (13,408)                    (6,124)      (1,107,058)                 (52,747)     68,354                    69,441

    394,323                    31,657       (648,880)                   (13,025)     261,769                   69,320

   2,529,920                   347,239      1,887,488                   130,652      848,495                   110,103

    13,311,023                 1,832,160    9,278,436                   1,267,297    1,774,406                 2,022,554

    (145,036)                  0            (174,277)                   0            (74,612)                  (117)

      6,125                    (576)        (2,117)                     268          (335)                     21

     15,702,032                2,178,823    10,989,530                  1,398,217    2,547,954                 2,132,561

     121                       11           (20)                        14           (2)                       (4)

   16,096,476                  2,210,491    10,340,630                  1,385,206    2,809,721                 2,201,877

   2,210,491                   0            1,385,206                   0            2,201,877                 0

 $ 18,306,967                 $ 2,210,491  $ 11,725,836                $ 1,385,206  $ 5,011,598               $ 2,201,877





     MSUF -   GLOBAL EQUITY     PBHG -   SMALL CAP   VALUE                  PBHG -   LARGE CAP   VALUE


12/31/98                      12/31/98                       12/31/97**   12/31/98                       12/31/97**



$ 119,133                     $ 6,754                        $ 0          $ 49,627                       $ 0



    94,880                     223,929                        3,809        53,767                         427

  24,253                       (217,175)                      (3,809)      (4,140)                        (427)

   275,615                     1,376,831                      1,588        495,109                        1,407

  107,863                      40,814                         0            104,635                        0

   (13,408)                    1,169,066                      196,614      2,352,195                      12,894

    394,323                    2,369,536                      194,393      2,947,799                      13,874

   2,529,920                   5,952,540                      604,447      1,555,866                      56,451

    13,311,023                 25,299,733                     7,434,078    14,748,371                     689,520

    (145,036)                  (771,427)                      (924)        (75,122)                       (102)

      6,125                    (2,376)                        (1,552)      (38,706)                       (1)

     15,702,032                30,478,470                     8,036,049    16,190,409                     745,868

     121                       55                             (22)         (20)                           1

   16,096,476                  32,848,061                     8,230,420    19,138,188                     759,743

   2,210,491                   8,230,420                      0            759,743                        0

 $ 18,306,967                  41,078,481                    $ 8,230,420  $ 19,897,931                   $ 759,743


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.






                                   WPT -   SMALL COMPANY                    WPT -   INTERNATIONAL
                                 GROWTH                                   EQUITY

                                 12/31/98                   12/31/97**    12/31/98                   12/31/97**

INCOME:

 Dividends                       $ 0                        $ 0           $ 23,172                   $ 3,122

EXPENSES:

 Mortality risk,   expense           109,179                 2,764         33,177                     273
risk   and adminis-  trative
charges

Net investment   income (loss)     (109,179)                 (2,764)        (10,005)                  2,849

Realized gain (loss)  on sale       365,092                  (1)           131,244                    (984)
of  fund shares

Realized gain  distributions       0                         0             0                          21,605

Unrealized   appreciation           (688,006)                151,262       (470,679)                  (28,390)
(depreciation)

Net increase   (decrease) in         (432,093)               148,497       (349,440)                  (4,920)
 net assets   from operations

Payments   received from            3,184,739                547,503       691,255                    37,724
contract owners

Transfers   between sub-             9,937,370                5,700,629    3,128,429                   522,333
accounts and the   fixed
account, net

Transfers   for contract             (217,900)               0             (35,648)                   (93)
benefits and   terminations

Other transfers  (to) from             1,392                 1,366         40,912                     (23,099)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in          12,905,601             6,249,498      3,824,948                 536,865
net assets   from contract
transactions

Retained in   (returned from)         832                    (830)          (25,097)                  25,504
 Variable   Annuity
Account I, net

Total increase  (decrease) in       12,474,340               6,397,165     3,450,411                  557,449
  net assets

Net assets at   beginning  of       6,397,165                 0            557,449                     0
year

Net assets at end   of year       $ 18,871,505               $ 6,397,165   $ 4,007,860                $ 557,449





                                   WPT -   POST-VENTURE                       TOTAL
                                 CAPITAL

                                 12/31/98                  12/31/97**    12/31/98          12/31/97

                                 12/31/98                  12/31/97**    12/31/98          12/31/97

INCOME:

 Dividends                       $ 0                       $ 150         $ 148,545,952     $ 122,599,545

EXPENSES:

 Mortality risk,   expense        38,870                    679           68,637,487        64,003,447
risk   and adminis-  trative
charges

Net investment   income (loss)     (38,870)                 (529)          79,908,465       58,596,098

Realized gain (loss)  on sale     267,294                   (323)         314,630,189       220,454,353
of  fund shares

Realized gain  distributions      0                         0             447,963,689       261,085,925

Unrealized   appreciation         (324,010)                 20,640        698,755,704       728,471,680
(depreciation)

Net increase   (decrease) in      (95,586)                  19,788        1,541,258,047     1,268,608,056
 net assets   from operations

Payments   received from          1,689,005                 322,881       1,124,015,556     941,198,431
contract owners

Transfers   between sub-          3,948,700                  898,095      11,055,106         1,685,570
accounts and the   fixed
account, net

Transfers   for contract          (40,972)                  (0)           (381,403,163)     (273,553,332)
benefits and   terminations

Other transfers  (to) from        (2,575)                   (2)           (1,415,552)       (1,534,424)
Fidelity Invest-  ments Life
  Insurance  Co., net

Net increase   (decrease) in       5,594,158                1,220,974      752,251,947      667,796,245
net assets   from contract
transactions

Retained in   (returned from)      (128)                    125            (707,597)        (23,945)
 Variable   Annuity
Account I, net

Total increase  (decrease) in     5,498,444                 1,240,887     2,292,802,397     1,936,380,356
  net assets

Net assets at   beginning  of     1,240,887                  0            7,519,557,726      5,583,177,370
year

Net assets at end   of year       $ 6,739,331               $ 1,240,887   $ 9,812,360,123   $ 7,519,557,726



NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1998 and 1997


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

In 1997, FILI added eighteen new subaccounts to the Account: VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made in the subaccounts and are valued at the reported net asset values of such subaccounts.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES

Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 1, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 1, 1997, FILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998:

                                 PURCHASES       SALES

VIP - Money Market              $  657,253,698  $  388,562,613

VIP - High Income                 134,998,726     125,280,621

VIP - Equity-Income               120,554,037     274,328,788

VIP - Growth                      229,070,123     96,492,436

VIP - Overseas                    59,851,488      62,698,966

VIP II - Investment Grade Bond    180,694,171     45,604,413

VIP II - Asset Manager            114,939,939     90,119,577

VIP II - Index 500                245,811,554     108,651,025

VIP II - Asset Manager: Growth    51,345,748      61,295,059

VIP II - Contrafund               140,576,537     117,521,057

VIP III - Balanced                62,067,031      21,811,619

VIP III - Growth & Income         251,267,657     22,839,366

VIP III - Growth Opportunities    106,888,738     33,298,079

MSUF - Emerging Markets Equity    10,337,623      6,588,703

MSUF - Emerging Markets Debt      6,399,608       6,027,646

MSUF - Global Equity              20,819,189      4,984,920

MSUF - International Magnum       21,402,427      10,399,808

PBHG - Growth II                  7,753,465       5,237,767

PBHG - Small Cap Value            44,260,707      13,958,543

PBHG - Large Cap Value            20,243,585      3,952,701

PBHG - Technology &               26,048,029      12,341,572
Communications

PBHG - Select 20                  260,393,831     38,125,396

SVIF - Discovery Fund II          2,242,581       655,136

SVIF - Growth Fund II             11,944,270      3,337,377

SVIF - Opportunity Fund II        27,937,894      3,715,224

WPT - Small Company Growth        18,345,097      5,547,843

WPT - International Equity        11,333,444      7,543,598

WPT - Post-Venture Capital        8,740,244       3,185,084

6. UNIT VALUES
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1998 and 1997 are as follows:

                              BEGINNING    PAYMENTS    TRANSFERS  CONTRACT     UNITS       ENDING   DOLLARS
                              BALANCE      RECEIVED    BETWEEN    TERMINATIONS             BALANCE
                              UNITS        FROM        SUBACCOUNTS,                        UNIT
                                           CONTRACT    NET                                 VALUE
                                           OWNERS



JANUARY 1, 1998 TO DECEMBER
31, 1998

 VIP - Money Market            28,256,730   53,473,071   (31,221,377)   (8,172,462)   42,335,962  $ 16.72  $ 707,791,321

 VIP - High Income             10,481,116   651,046      (1,222,100)    (635,465)     9,274,597   $ 27.53   255,292,340

 VIP - Equity-Income           40,838,032   680,307      (4,883,340)    (2,007,973)   34,627,026  $ 43.62   1,510,417,235

 VIP - Growth                  23,048,124   503,652      247,746        (1,015,638)   22,783,884  $ 59.17   1,348,176,594

 VIP - Overseas                10,512,524   249,861      (808,508)      (415,974)     9,537,903   $ 26.31   250,931,855

 VIP II-Investment Grade Bond  5,524,907    601,825      6,493,163      (977,320)     11,642,575  $ 20.24   235,678,611

 VIP II - Asset Manager        30,320,855   477,314      (1,046,747)    (2,336,087)   27,415,335  $ 28.30   775,932,084

 VIP II - Index 500            28,695,264   1,600,404    3,712,872      (1,925,404)   32,083,136  $ 31.60   1,013,959,556

 VIP II-Asset Manager: Growth  17,201,030   608,493      (2,402,390)    (731,978)     14,675,155  $ 20.93   307,208,746

 VIP II - Contrafund           57,789,065   1,791,259    (1,947,601)    (2,205,978)   55,426,745  $ 26.40   1,463,251,419

 VIP III - Balanced            4,649,810    524,844      2,527,177      (768,426)     6,933,405   $ 13.98   96,949,417

 VIP III - Growth & Income     18,798,233   2,515,821    14,337,709     (2,665,442)   32,986,321  $ 16.29   537,510,714

 VIP III-Growth Opportunities  21,154,834   1,669,675    3,510,201      (1,087,554)   25,247,156  $ 15.62   394,273,082

 MSUF-Emerging Markets Equity  176,936      69,786       348,445        (9,039)       586,128     $ 7.56    4,432,182

 MSUF - Emerging Markets Debt  270,613      37,746       (18,180)       (9,275)       280,904     $ 7.44    2,090,788

 MSUF - Global Equity          214,479      228,308      1,160,084      (98,472)      1,504,399   $ 11.54   17,359,758

 MSUF - International Magnum   126,071      175,181      806,757        (109,594)     998,415     $ 10.65   10,636,111

 PBHG - Growth II              198,868      83,110       167,957        (10,072)      439,863     $ 10.90   4,792,592

 PBHG - Small Cap Value        760,923      539,438      2,325,754      (197,450)     3,428,665   $ 11.48   39,353,426

 PBHG - Large Cap Value        71,061       134,930      1,218,750      (93,574)      1,331,167   $ 14.05   18,705,104

 PBHG - Technology &           746,784      277,870      978,928        (74,549)      1,929,033   $ 12.94   24,965,791
Communications

 PBHG - Select 20              551,473      1,714,311    15,088,136     (824,463)     16,529,457  $ 16.80   277,617,062

 SVIF - Discovery Fund II      69,087       49,186       115,355        (18,508)      215,120     $ 10.31   2,218,812

 SVIF - Growth Fund II         139,945      154,865      608,714        (70,633)      832,891     $ 13.08   10,898,297

 SVIF - Opportunity Fund II    277,353      444,329      1,651,011      (153,655)     2,219,038   $ 11.43   25,359,470

 WPT - Small Company Growth    596,845      317,788      1,001,041      (66,887)      1,848,787   $ 9.82    18,154,923

 WPT - International Equity    54,981       62,350       268,596        (11,853)      374,074     $ 10.33   3,864,918

 WPT - Post-Venture Capital    120,198      154,767      349,002        (35,839)      588,128     $ 10.83   6,371,227

                                                                                                           $ 9,364,193,435


6. UNIT VALUES - CONTINUED


                              BEGINNING    PAYMENTS    TRANSFERS  CONTRACT     UNITS       ENDING   DOLLARS
                              BALANCE      RECEIVED    BETWEEN    TERMINATIONS             BALANCE
                              UNITS        FROM        SUBACCOUNTS,                        UNIT
                                           CONTRACT    NET                                 VALUE
                                           OWNERS



JANUARY 1, 1997 TO DECEMBER
31, 1997

 VIP - Money Market           33,393,564   35,765,040   (40,993,364)   91,490        28,256,730  $ 15.98  $ 451,543,983

 VIP - High Income            9,856,952    586,582      661,363        (623,781)     10,481,116  $ 29.00   303,988,166

 VIP - Equity-Income          43,073,117   1,075,044    (1,451,095)    (1,859,034)   40,838,032  $ 39.39   1,608,658,423

 VIP - Growth                 26,772,269   709,036      (3,594,444)    (838,737)     23,048,124  $ 42.76   985,593,562

 VIP - Overseas               11,419,855   436,554      (983,144)      (360,741)     10,512,524  $ 23.52   247,274,432

 VIP II-Investment Grade Bond  4,615,384    228,138      1,229,196      (547,811)     5,524,907   $ 18.75   103,579,135

 VIP II - Asset Manager        33,062,627   530,613      (1,505,174)    (1,767,211)   30,320,855  $ 24.80   751,916,385

 VIP II - Index 500            18,160,844   2,122,452    9,533,877      (1,121,909)   28,695,264  $ 24.83   712,404,342

 VIP II-Asset Manager: Growth  12,261,937   1,205,712    4,500,037      (766,656)     17,201,030  $ 17.95   308,741,994

 VIP II - Contrafund           53,010,249   2,983,188    3,494,055      (1,698,427)   57,789,065  $ 20.47   1,183,200,370

 VIP III - Balanced *                       606,056      4,630,639      (586,885)     4,649,810   $ 11.98   55,714,035

 VIP III - Growth & Income *                2,622,603    17,602,327     (1,426,697)   18,798,233  $ 12.68   238,278,772

 VIP III - Growth                           3,852,029    18,523,967     (1,221,162)   21,154,834  $ 12.63   267,246,966
Opportunities *

 MSUF - Emerging Markets                    5,745        171,206        (15)          176,936     $ 10.05   1,778,822
Equity **

 MSUF - Emerging Markets Debt               2,756        269,897        (2,040)       270,613     $ 10.48   2,834,996
**

 MSUF - Global Equity **                    34,595       181,040        (1,156)       214,479     $ 10.25   2,198,667

 MSUF - International Magnum **             13,105       127,421        (14,455)      126,071     $ 9.86    1,242,464

 PBHG - Growth II **                        11,237       205,656        (18,025)      198,868     $ 10.15   2,018,998

 PBHG - Small Cap Value **                  59,114       730,068        (28,259)      760,923     $ 10.43   7,936,253

 PBHG - Large Cap Value **                  5,653        68,352         (2,944)       71,061      $ 10.27   729,623

 PBHG - Technology &                        120,942      639,601        (13,759)      746,784     $ 9.87    7,369,743
Communications **

 PBHG - Select 20 **                        23,751       554,810        (27,088)      551,473     $ 10.42   5,745,102

 SVIF - Discovery Fund II **                11,942       74,522         (17,377)      69,087      $ 9.69    669,714

 SVIF - Growth Fund II **                   21,083       122,113        (3,251)       139,945     $ 10.25   1,434,554

 SVIF - Opportunity Fund II **              31,632       265,241        (19,520)      277,353     $ 10.15   2,814,079

 WPT - Small Company Growth **              55,431       572,410        (30,996)      596,845     $ 10.19   6,081,692

 WPT - International Equity **              3,884        53,678         (2,581)       54,981      $ 9.24    508,179

 WPT - Post-Venture Capital **              32,317       88,717         (836)         120,198     $ 10.25   1,232,198

                                                                                                          $ 7,262,735,649

* FOR THE PERIOD JANUARY 27,
1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.

** FOR THE PERIOD NOVEMBER
24, 1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of Fidelity Investments Variable Annuity
Account I:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Fidelity Investments Variable Annuity Account I (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Fidelity Investments Life Insurance Company at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 1999




(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

America's largest privately-held investment management organization. Fidelity Retirement Reserves (policy form NRR-96100), Fidelity
Variable Annuity and Fidelity Income Advantage (policy form
FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity
Insurance Agency, Inc. and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109